Annual Operating Expenses {- Fidelity® Connecticut Municipal Income Fund} - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-12 - Fidelity® Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund-Default
Jan. 29, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%